FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Embedded derivative liability related to Debentures	$ 171,425	$ 171,425
Derivative liability related to fair value of warrants		171,499
Fair Value, Measurements, Recurring [Member]
Embedded derivative liability related to Debentures		151,215
Derivative liability related to fair value of warrants		20,284
Total		171,499
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Total
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Warrant [Member]
Derivative liability related to fair value of warrants
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Debentures [Member]
Embedded derivative liability related to Debentures
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Total
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Warrant [Member]
Derivative liability related to fair value of warrants
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Debentures [Member]
Embedded derivative liability related to Debentures
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Derivative liability related to fair value of warrants		20,284
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Debentures [Member]
Embedded derivative liability related to Debentures		$ 151,215